Other Gains (Losses) (Narrative) (Details) $ in Millions	12 Months Ended
Aug. 31, 2017 CAD ($)
Expenses by nature [abstract]
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	$ (82)